Advances for drilling units under construction and related costs	6 Months Ended
Jun. 30, 2016
Advances For Drilling Units Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs
5.  Advances for drilling units under construction and related costs:
The amounts shown in the accompanying condensed consolidated balance sheets include milestone payments under the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the consolidated financial statements for the year ended December 31, 2015.
The movement of the account during the six-month period ended June 30, 2016, was as follows:
Balance, December 31, 2015	$394,852
Advances for drilling units under construction and related costs	26,060
Balance, June 30, 2016	$420,912

The Company has advanced $159,358, $108,400 and $76,600 to the yard for the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos, respectively.
On August 11, 2016, the Company reached an agreement with the yard (Note 15) related to the construction of its three drilling units, which provides for the re-scheduling of certain installments, the increase in the contract price and the postponement of the delivery of the Ocean Rig Santorini and the Ocean Rig Crete, and the suspension of the construction of the Ocean Rig Amorgos.